Concentration of Risk (Superior Living SDN. BHD.)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Concentration of Risk

13. CONCENTRATIONS OF RISKS

(a) Major customers

There were no sales for the three months ended March 31, 2020. For the three months ended March 31, 2019, one related party customer accounted for 100% of the Company’s total revenues.

As of March 31, 2020, and December 31, 2019, one related party customer accounted for 100% of the total balance of accounts receivable.

(b) Major vendors

There were no purchases for the three months ended March 31, 2020. For the three months ended March 31, 2019, two vendors accounted for approximately 54% and 46% of the Company’s total purchases, respectively.

Accounts payable as of March 31, 2020 was nil. As of December 31, 2019, one vendor accounted for 100% of the total balance of accounts payable.

(c) Credit risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Historically, the Company did not have any bad debt on its account receivable.

(d) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM$ and HK$ converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

13. CONCENTRATIONS OF RISKS

(a) Major customers

For the six months ended December 31, 2019 and 2018, one customer accounted for 100% of the Company’s total revenues. For the years ended June 30, 2019 and 2018, one customer accounted for approximately 99% and 100% of the Company’s total revenues, respectively.

As of December 31, 2019, and June 30, 2019, one customer accounted for 100% of the total balance of accounts receivable.

(b) Major vendors

For the six months ended December 31, 2019, two vendors accounted for approximately 59% and 41% of the Company’s total purchases, respectively. For the six months ended December 31, 2018, one vendor accounted for approximately 89% of the Company’s total purchases. For the year ended June 30, 2019, two vendors accounted for approximately 71% and 26% of the Company’s total purchases. For the year ended June 30, 2018, one vendor accounted for 100% of the Company’s total purchases.

As of December 31, 2019 and June 30, 2019, one vendor accounted for 100% of the total balance of accounts payable.

(c) Credit risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivable is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Historically, the Company did not have any bad debt on its account receivable.

(d) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM$ and HK$ converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

Superior Living SDN. BHD. [Member]
Concentration of Risk

11 – Concentration of Risk

(a) Major customers

For the three months ended March 31, 2020 and 2019, no major customer accounted for 10% or more of the company’s total sales.

(b) Major vendors

For the three ended March 31, 2020, one vendor accounted for 97.9% of the company’s total purchases. For the three months ended March 31, 2019, one related party vendor accounted for approximately 97.0% of the Company’s total purchases.

As of March 31, 2020 and December 31, 2019, one related party vendor accounted for 100% of the total balance of accounts payable.

(c) Commission Expenses to Sales Distributors and Stockists

For the three months ended March 31, 2020, one sales distributor accounted for approximately 13.5% of the Company’s total commission expense. For the three months ended March 31, 2019, no sales distributor accounted for 10% or more of the Company’s total commission expense.

(d) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of March 31, 2020 and December 31, 2019, $1,156,543 and $858,592 were deposited with financial institutions located in Malaysia, respectively, $983,512 and $651,418 of these balances are over the Perbadanan Insurans Deposit Malaysia (PIDM) limit and not covered by insurance as PIDM insures each depositor per each member bank up to RM 250,000 (approximately $62,000) if the bank with which an individual/a company hold its eligible deposit fails. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

(e) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

11 -	CONCENTRATION OF RISK

(a) Major Customers

For the year ended December 31, 2019 and 2018, no major customer accounted for 10% or more of the company’s total sales.

(b) Major Vendors

For the years ended December 31, 2019 and 2018, one related party vendor accounted for approximately 99.7% and 83.5% of the Company’s total purchases, respectively.

As of December 31, 2019, one related party vendor accounted for 100% of the total balance of accounts payable.

(c) Commission Expenses to Sales Distributors and Stockists

For the year ended December 31, 2019, one sales distributor accounted for approximately 16.2% of the Company’s total commission expense. For the year ended December 31, 2018, one sales distributor accounted for approximately 14.9% of the Company’s total commission expense.

(d) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of December 31, 2019 and 2018, $858,592 and $1,249,141 were deposited with financial institutions located in Malaysia, respectively, $651,418 and $1,111,897 of these balances are over the Perbadanan Insurans Deposit Malaysia (PIDM) limit and not covered by insurance as PIDM insures each depositor per each member bank up to RM 250,000 (approximately $62,000) if the bank with which an individual/a company hold its eligible deposit fails. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

(e) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM and HK$ converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.